Note 10 - Significant Customer and Industry Segment Information (Details Textual)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018	Mar. 25, 2017
Number of Reportable Segments	2		2
Number of Major Customers			2
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Number of Major Customers	2		2
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | First Customer [Member] | Microsource [Member]
Concentration Risk, Percentage	64.00%	43.00%	29.00%	33.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Second Customer [Member] | Microsource [Member]
Concentration Risk, Percentage	31.00%	37.00%